GOLDMAN SACHS TRUST

Class A, Institutional, Service and Class IR Shares of the

Goldman Sachs Ultra-Short Duration Government Fund

(the “Fund”)

Supplement dated May 4, 2012 to the

Prospectus and Summary Prospectus dated July 29, 2011 (the “Prospectuses”)

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The Board of Trustees of Goldman Sachs Trust has approved a change in the Fund’s name and non-fundamental policy to invest at least 80% of its net assets in particular investments (“80% Policy”). These changes will be effective at the close of business on July 27, 2012.

The Fund’s name will change to the “Goldman Sachs High Quality Floating Rate Fund.”

The Fund’s current 80% Policy requires the Fund to invest at least 80% of its net assets in U.S. Government Securities, including Mortgage-Backed Securities, and repurchase agreements collateralized by U.S. Government Securities, as defined and described fully in the Prospectuses. Effective July 27, 2012, the Fund’s 80% Policy will be revised to require the Fund to invest 80% of its assets in high quality floating rate or variable rate obligations (as defined below). The revised policy reflects a change in the Fund’s principal investments from fixed rate U.S. Government Securities to floating rate U.S. Government and non-U.S. Government obligations. The Fund’s investment objective, other investment policies (except as specified below), fees and expenses, and portfolio management team will remain the same.

The Fund’s performance benchmark will also change from the Goldman Sachs Ultra-Short Duration Government Fund Composite Index to the Bank of America Three Month U.S. Treasury Bill Index, which the investment adviser believes will be a more appropriate benchmark against which to measure the performance of the Fund given the changes in its principal investment strategy.

Accordingly, effective at the close of business on July 27, 2012, the Fund’s Prospectuses are revised as follows:

All references in the Prospectuses to the “Goldman Sachs Ultra-Short Duration Government Fund” or “Ultra-Short Duration Government Fund” are replaced with “Goldman Sachs High Quality Floating Rate Fund” and “High Quality Floating Rate Fund,” respectively.

The following replaces in its entirety the first two paragraphs under “Goldman Sachs Ultra-Short Duration Government Fund—Summary—Principal Strategy” in the Prospectus and “Principal Strategy” in the Summary Prospectus:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in high quality floating rate or variable rate obligations. The Fund considers “high quality” obligations to be (i) those rated AAA or Aaa by a nationally recognized statistical rating organization (“NRSRO”) at the time of purchase, or, if unrated, determined by the Investment Adviser to be of comparable quality, and (ii) securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), including securities representing an interest in or collateralized by adjustable rate and fixed rate mortgage loans or other mortgage-related securities (“Mortgage-Backed Securities”), and in repurchase agreements collateralized by U.S. Government Securities. The remainder of the Fund’s Net Assets (up to 20%) may be invested in fixed rate obligations (subject to the quality requirements specified above) or other investments. The Fund also intends to invest in derivatives, including (but not limited to) Eurodollar futures and interest rate swaps, which are used primarily to manage the Fund’s duration. The Fund may invest in obligations of foreign issuers (including sovereign and agency obligations), although 100% of the Fund’s portfolio will be invested in U.S. dollar-denominated securities.

The Fund’s investments in floating and variable rate obligations may include, without limitation: agency floating rate bonds and agency Mortgage-Backed Securities, including adjustable rate mortgages and collateralized mortgage obligation floaters; asset-backed floating rate bonds including, but not limited to, those backed by Federal Family Education Loan Program (“FFELP”) student loans and credit card receivables; other floating rate Mortgage-Backed Securities; collateralized loan obligations; corporate obligations; and overnight repurchase agreements.

The Fund’s target duration range under normal interest rate conditions is that of the Bank of America Three Month U.S. Treasury Bill Index, plus or minus 1 year (the Fund’s duration approximates its price sensitivity to changes in interest rates).

The following is inserted in the Prospectus under “Goldman Sachs Ultra-Short Duration Government Fund—Summary—Principal Risks of the Fund” and in the Summary Prospectus under “Principal Risks of the Fund”, in each case after the “Derivatives Risk” paragraph:

Foreign Risk—When the Fund invests in foreign securities, it may be subject to risk of loss not typically associated with domestic issuers. Loss may result because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from, among others, a slow U.S. economy, regional and global conflicts, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody.

The following replaces in its entirety the section titled “Investment Management Approach—Principal Investment Strategies—Ultra-Short Duration Government Fund” in the Prospectus:

The Fund invests, under normal circumstances, at least 80% of its Net Assets in high quality floating rate or variable rate obligations. The Fund considers “high quality”

obligations to be (i) those rated AAA or Aaa by a NRSRO at the time of purchase, or, if unrated, determined by the Investment Adviser to be of comparable quality, and (ii) U.S. Government Securities, including Mortgage-Backed Securities representing an interest in or collateralized by adjustable rate and fixed rate mortgage loans or other mortgage-related securities, and in repurchase agreements collateralized by U.S. Government Securities. To the extent required by Securities and Exchange Commission (“SEC’) regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its Net Assets in the particular type of investment suggested by its name. The remainder of the Fund’s Net Assets (up to 20%) may be invested in fixed rate obligations (subject to the quality requirements specified above) or other investments. The Fund also intends to invest in derivatives, including (but not limited to) Eurodollar futures and interest rate swaps, which are used primarily to manage the Fund’s duration. The Fund may invest in obligations of foreign issuers (including sovereign and agency obligations), although 100% of the Fund’s portfolio will be invested in U.S. dollar-denominated securities.

The Fund’s investments in floating and variable rate obligations may include, without limitation: agency floating rate bonds and agency Mortgage-Backed Securities, including adjustable rate mortgages and collateralized mortgage obligation floaters; asset-backed floating rate bonds including, but not limited to, those backed by FFELP student loans and credit card receivables; other floating rate Mortgage-Backed Securities; collateralized loan obligations; corporate obligations; and overnight repurchase agreements.

The Fund’s target duration range under normal interest rate conditions is that of the Bank of America Three Month U.S. Treasury Bill Index, plus or minus 1 year (the Fund’s duration approximates its price sensitivity to changes in interest rates).

The Fund’s benchmark is the Bank of America Three Month U.S. Treasury Bill Index.

Under “Investment Management Approach—Other Investment Practices and Securities” in the Prospectus, the “Investment Securities” table is revised by changing the Fund’s entry in the “Foreign Securities” row from “—” to “•”. Additionally, footnote 2 to this table is deleted and replaced with the following:

[2]

Includes issuers domiciled in one country and issuing securities denominated in the currency of another. Non-dollar securities are not permitted for the Enhanced Income and High Quality Floating Rate Funds.

Under “Risks of the Fund” in the Prospectus, the table is revised by changing the Fund’s entry in the “Foreign” row from blank to “✓”, and the Fund’s entries in the “Sovereign—Political,” “Sovereign—Economic” and “Sovereign—Repayment” rows from blank to “—”.

Under “Risks of the Fund” in the Prospectus, “Foreign Risk” is deleted in its entirety and replaced with the following:

■

Foreign Risk—The Enhanced Income, High Quality Floating Rate and Inflation Protected Securities Funds may be subject to risks of loss with respect to their foreign investments that are not typically associated with domestic issuers. Loss may result because of more or less foreign government regulation, less public information and less economic, political and social stability. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in security registration or settlement and custody. The Inflation Protected Securities Fund will also be subject to the risk of negative foreign currency rate fluctuations which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Foreign risks may be greater when a Fund invests in issuers located in emerging countries.

Under “Risks of the Fund” in the Prospectus, the first sentence of “Sovereign Risk” is deleted in its entirety and replaced with the following:

The Enhanced Income Fund, Goldman Sachs High Quality Floating Rate Fund and Inflation Protected Securities Fund will be subject to the risk that the issuer of the non-U.S. sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.

Under “Appendix A—B. Other Portfolio Risks” in the Prospectus, the first sentence of “Risks of Sovereign Debt” is deleted in its entirety and replaced with the following:

Investment in sovereign debt obligations by the Enhanced Income Fund, Goldman Sachs High Quality Floating Rate Fund and Inflation Protected Securities Fund involves risks not present in debt obligations of corporate issuers.

This Supplement should be retained with the Prospectuses for future reference.

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